Accounting principles	6 Months Ended
Jun. 30, 2021
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Accounting principles
Note 2. Accounting principles
2.1 Basis for preparation
The Interim Consolidated Financial Statements of Cellectis as of, and for the three- and six-month
periods ended, June 30, 2021 were approved by our Board of Directors on August 5, 2021.
The Interim Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.
The Interim Consolidated Financial Statements as of, and for the three- and six-month
periods ended June 30, 2021 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).
The Interim Consolidated Financial Statements as of and for the three- and six-month
periods ended June 30, 2021 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2020, except as described below related to the new or amended accounting standards applied.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).
Application of new or amended accounting standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2021 but had no significant impact on the Interim Consolidated Financial Statements:

•
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR).

•	Amendments to IFRS 16 Leases: Covid-19-Related Rent Concessions beyond June 30, 2021 (issued on March 31, 2021 and effective for the accounting periods as of April 1, 2021).

Accounting standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for accounting periods beginning after January 1, 2022. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows:

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)

•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 8 May 2021 and Effective for the accounting periods as of January 1, 2023)

2.2 Currency of the financial statements
The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Statements of Changes in Shareholders’ Equity.
2.3 Consolidated entities and
non-controlling
interests
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.
Consolidated entities
For the
six-month
periods ended June 30, 2021 and June 30, 2020, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc. and Calyxt.
As of June 30, 2021, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 64.4% of Calyxt’s outstanding shares of common stock.
Non-controlling
interests
Non-controlling
shareholders held a 35.3% interest in Calyxt as of December 31, 2020 and a 35.6% interest in Calyxt as of June 30, 2021. These non-controlling
interests were generated during the initial public offering of Calyxt and a subsequent follow-on
offering, as well as through vesting and exercises of equity awards.